Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
Note  3.   Investment Securities

The following is a summary of the Company's investment in available for sale and held to maturity securities as of December 31, 2011 and 2010:

As of December 31, 2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$1,006	$5	$-	$-	$1,011
Corporate debt obligations	1,500	43	57	-	1,486
Residential mortgage-backed securities	13,697	764	-	-	14,461
Collateralized mortgage obligations	1,534	73	-	13	1,594
Collateralized debt obligations	5,556	-	1,080	511	3,965
Total available for sale	$23,293	$885	$1,137	$524	$22,517

Held to maturity:
States and political subdivisions	$2,032	$87	$39	$-	$2,080

As of December 31, 2010	Amortized cost	Gross unrealized gains	Gross unrealized losses	Other than temporary impairments in OCI	Fair value
Available for sale:	(Amounts in thousands)

U.S. Government sponsored entities	$3,006	$14	$95	$-	$2,925
Corporate debt obligations	2,000	94	-	-	2,094
Residential mortgage-backed securities	15,938	645	24	-	16,559
Collateralized mortgage obligations	2,045	107	-	-	2,152
Collateralized debt obligations	5,562	-	1,014	548	4,000
Total available for sale	$28,551	$860	$1,133	$548	$27,730

Held to maturity:
States and political subdivisions	$1,999	$60	$11	$-	$2,048

The amortized cost and fair value of debt securities classified as available for sale and held to maturity, by contractual maturity, as of December 31, 2011, are as follows:

	Amortized Cost	Fair Value
	(Amounts in thousands)
Available for sale:
Due within one year	$-	$-
Due after one year through five years	1,000	1,005
Due after five years through ten years	-	-
Due after ten years	7,062	5,457
Residential mortgage-backed securities and collateralized mortgage obligations	15,231	16,055
Total available for sale	$23,293	$22,517

Held to maturity:
Due within one year	$-	$-
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	2,032	2,080
Total held to maturity	$2,032	$2,080

Expected maturities will differ from contractual maturities for mortgage related securities because the issuers of certain debt securities do have the right to call or prepay their obligations without any penalties.

During the year ending December 31, 2011, the Company sold one investment security with a carrying value of $500 thousand, recognizing a gain of $1 thousand. There were no sales of investment securities for the year ending December 31, 2010.

As of December 31, 2011 and 2010, approximately $8.9 million and $11.4 million, respectively, of investment securities are pledged as collateral for borrowed funds (Note 9).  In addition, securities with a carrying value of $8.4 million and $10.3 million, respectively, were pledged to secure public deposits at December 31, 2011 and 2010.

The following tables show the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other than temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and December 31, 2010:

As of December 31, 2011	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
U.S. Government sponsored entities	$-	$-	$-	$-	$-	$-
Corporate debt obligations	-	-	443	57	443	57
Residential mortgage-backed securities and collateralized mortgage obligations	-	-	-	-	-	-
Collateralized debt obligations	-	-	3,670	1,080	3,670	1,080
Total available for sale	$-	$-	$4,113	$1,137	$4,113	$1,137

Held to maturity:
States and political subdivisions	$758	$39	$-	$-	$758	$39

As of December 31, 2010	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Amounts in thousands)
Available for sale:
U.S. Government sponsored entities	$1,905	$95	$-	$-	$1,905	$95
Residential mortgage-backed securities and collateralized mortgage obligations	4,807	24	-	-	4,807	24
Collateralized debt obligations	-	-	3,736	1,014	3,736	1,014
Total available for sale	$6,712	$119	$3,736	$1,014	$10,448	$1,133

Held to maturity:
States and political subdivisions	$1,229	$11	$-	$-	$1,229	$11

Corporate Debt Obligations: The unrealized loss on the Company's investment in corporate debt obligation, related to one security with an 11.4% unrealized loss at December 31, 2011, was caused by movement in interest rates. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis, which may be maturity, it does not consider the investment in these securities to be other than temporarily impaired at December 31, 2011.

Collateralized Debt Obligations:  The Company's unrealized loss on investments in collateralized debt obligations (CDOs) relates to three securities issued by financial institutions, totaling $4.8 million with an unrealized loss of 22.7% at December 31, 2011. CDOs are pooled securities primarily secured by trust preferred securities (TruPS), subordinated debt and surplus notes issued by small and mid-sized banks and insurance companies. These securities are generally floating rate instruments with 30-year maturities, and are callable at par by the issuer after five years. The current economic downturn has had a significant adverse impact on the financial services industry; consequently, TruPS CDOs do not have an active trading market. With the assistance of competent third-party valuation specialists, the Company utilized the following methodology to determine the fair value:

Cash flows were developed based on the estimated speeds at which the trust preferred securities are expected to prepay, the estimated rates at which the trust preferred securities are expected to defer payments, the estimated rates at which the trust preferred securities are expected to default, and the severity of the losses on securities which default. Trust preferred securities generally allow for prepayment by the issuer without a prepayment penalty any time after five years. Due to the lack of new trust preferred issuances and the relatively poor conditions of the financial institution industry, a relatively modest rate of prepayment was assumed going forward. Estimates for conditional default rates (“CDR”) are based on the payment characteristics of the trust preferred securities themselves (e.g. current, deferred, or defaulted) as well as the financial condition of the trust preferred issuers in the pool. Estimates for the near-term rates of deferral and CDR are based on key financial ratios relating to the financial institutions' capitalization, asset quality, profitability and liquidity. Finally, we consider whether or not the financial institution has received TARP funding, and if it has, the amount. Longer-term rates of deferral and defaults on based on historical averages. The fair value of each bond was assessed by discounting their projected cash flows by a discount rate.  The discount rates were based on the yields of publicly traded TruPS and preferred stock issued by comparably rated banks.  The fair value for previous reporting periods was based on indicative market bids and resulted in much lower values due to the inactive trading market.

The underlying issuers have been analyzed, and projections have been made regarding the future performance, considering factors including defaults and interest deferrals.  The analysis indicates that the Company should expect to receive all contractual cash flows.  Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost basis, which may be maturity, it does not consider these investments to be other than temporarily impaired at December 31, 2011 or December 31, 2010.

Other Than Temporarily Impaired Debt Securities

We assess whether we intend to sell or it is more likely than not that we will be required to sell a security before recovery of its amortized cost basis less any current-period credit losses. For debt securities that are considered other than temporarily impaired and that we do not intend to sell and will not be required to sell prior to recovery of our amortized cost basis, we separate the amount of the impairment into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings and is the difference between the security's amortized cost basis and the present value of its expected future cash flows. The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit related and is recognized in other comprehensive income.

The present value of expected future cash flows is determined using the best estimate of cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate of cash flows vary depending on the type of security. The asset-backed securities' cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate bond cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances including timing, security interests and loss severity.

We have a process in place to identify debt securities that could potentially have a credit impairment that is other than temporary.  This process involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.  On a quarterly basis, we review all securities to determine whether OTTI exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for fixed maturity securities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value.

The following table presents a roll-forward of the credit loss component of the amortized cost of debt securities that we have written down for OTTI and the credit component of the loss that is recognized in earnings. OTTI recognized in earnings for credit-impaired debt securities is presented as additions in two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or is not the first time the debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive cash flows in excess of what we expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down. Changes in the credit loss component of credit-impaired debt securities were as follows for 2011 and 2010.

	2011	2010
	(Amounts in thousands)
Beginning balance	$2,657	$4,008
Initial credit impairment	-	-
Subsequent credit impairments	129	124
Reductions for amounts recognized in earnings due to intent or requirement to sell	-	-
Reductions for securities sold	-	-
Reductions for securities deemed worthless	836	1,475
Reductions for increases in cash flows expected to be collected	-	-
Ending balance	$1,950	$2,657

A summary of investment gains and losses recognized in income during the years ended December 31, 2011 and 2010 are as follows:

	2011	2010
	(Amounts in thousands)
Available for sale securities:
Realized gains	$1	$-
Realized (losses)	-	-
Other than temporary impairment	(130)	(124)
Total available for sale securities	$(129)	$(124)

Held to maturity securities:
Realized gains	$-	$-
Realized (losses)	-	-
Other than temporary impairment	-	-
Total held to maturity securities	$0	$0

The Company recognized $129 thousand and $124 thousand during 2011 and 2010, respectively, of OTTI losses on available for sale securities, attributable to impairment charges recognized on privately issued CMOs.

The impairment charges for the CMOs were recognized in light of significant deterioration of housing values in the residential real estate market, the significant rise in delinquencies and charge-offs of underlying mortgage loans and resulting decline in market value of the securities.

With the assistance of competent third-party valuation specialists, the Company utilized the following methodologies to quantify the OTTI. The underlying mortgage collateral was analyzed in order to project future cash flows and to calculate the credit component of the OTTI. Four major assumptions were utilized; prepayment (CPR), constant default rate (CDR), loss severity and risk adjusted discount rate. The methodologies for the four assumptions are:

CPR assumptions were based on evaluation of the lifetime conditional prepayment rates; 3 month CPR over the most recent period, past 6 months and past 12 months; estimated prepayment rates provided by the Securities Industry & Financial Markets Association (SIFMA), forecasts from other industry experts, and judgment given recent deterioration in credit conditions and declines in property values. The CPR assumption utilized was 7.89%

CDR estimates were based on the status of the loans – current, 30-59 days delinquent, 60-89 days delinquent, 90+ days delinquent, foreclosure or REO – and proprietary loss migration models (i.e. percentage of 30 day delinquents that will ultimately migrate to default, percentage of 60 day delinquents that will ultimately migrate to default, etc.). The model assumes that the 60 day plus population will move to repossession inventory subject to the loss migration assumptions and liquidate over the next 36 months. Defaults vector from month 37 to month 48 to the month 49 CDR value and ultimately vector to zero over an extended period of time of at least 15 years. The CDR assumption utilized started at 5.35% and decreased to 2.29% by month 49.

Loss severity estimates are based on the initial loan to value ratio, the loan's lien position, private mortgage insurance proceeds available (if any), and the estimated change in the price of the property since origination.  The loss severity assumption is static for twelve months at 54.8% then decreases monthly based on future market appreciation to a floor of 23%.

The risk adjusted discount of 15% was derived based on the spread from the most recent active market indication for either the instrument in question or a proxy of the instrument. The resulting spread was then used in conjunction with the swap curve to discount the expected cash flow stream.